ACQUISITION OF MILLENNIAL PRECIOUS METALS CORP (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Disclosure of allocation of the purchase consideration [Table Text Block]
May 4, 2023
Issuance of 16,872,050 shares of Integra to Millennial's shareholders	$22,697,554
Issuance of 764,704 options of Integra to Millennial's option holders	31,888
Fair value of Millennial warrants assumed by Integra	44,630
Transaction costs	1,222,660
$23,996,732

Fair value of assets and liabilities acquired:

Cash	$323,884
Receivables	103,234
Prepaids	19,278
Restricted cash	154,630
Security and reclamation deposits	45,395
Lease receivable	208,701
Right of use assets	377,071
PP & E	264,375
Exploration and evaluation assets	24,484,463
Accounts payable and accrued liabilities	(1,328,458)
Lease liability	(542,293)
Provision for site reclamation and remediation	(113,548)
$23,996,732